Net interest income	6 Months Ended
Jun. 30, 2026
Net interest income
Net interest income

3. Net interest income

	Half year ended
	30 June	30 June
	2026	2025
	£m	£m
Balances at central banks and loans to banks - amortised cost	1,443	1,769
Loans to customers - amortised cost	9,960	9,412
Other financial assets	1,640	1,492
Interest receivable	13,043	12,673

Bank deposits	974	854
Customer deposits	3,524	3,918
Other financial liabilities	1,485	1,579
Subordinated liabilities	170	202
Interest payable	6,153	6,553

Net interest income	6,890	6,120